Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

At December 31, 2019 and 2018, property and equipment consisted of the following:

	Useful life	December 31, 2019	December 31, 2018
Office equipment and furniture	3 - 5 Years	$115,093	$73,325
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	87,275	4,855
Software	1 - 3 Years	11,898	12,093
		214,266	90,273
Less: accumulated depreciation		(82,250)	(57,845)
		$132,016	$32,428

For the years ended December 31, 2019 and 2018, depreciation expense amounted to $25,839 and $27,311, respectively, of which, $0 and $604 was included in cost of revenue, and $25,839 and $26,707 was included in operating expenses, respectively.